Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Schedule of Operating Lease Requiring Annual Minimum Lease Payments

At December 31, 2012, the Company has commitments under long-term operating leases requiring annual minimum lease payments as follows:

Years Ending December 31
2013	$12,983
2014	12,803
2015	12,806
2016	11,993
2017	12,009
Thereafter	298,109

Total	$360,703